Leases - Summary of Maturity Analysis (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
2023	¥ 9,559
2024	3,767
2025	1,367
2026 and thereafter	0
Subtotal	14,693
Less: imputed interest	(711)
Lease liabilities	13,982
2023	75
2024	0
2025	0
2026 and thereafter	0
Subtotal	75
Less: imputed interest	(2)
Lease liabilities	¥ 73